IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (474)	$ (337)	$ (300)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(55)	(66)	(42)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(419)	(271)	(258)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(303)	(274)	(6)
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(21)		(14)
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (282)	$ (274)	$ 8